Note 9 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-Sale Securities Measured on a Recurrin (Available-for-sale Securities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Note 9 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-Sale Securities Measured on a Recurrin [Line Items]
Balance		$ 923,582
Purchases	81,664,295
Redemption	(81,824,078)	(916,228)
Realized gain(loss)	127,835	(45,567)
Unrealized loss		38,185
Exchange difference	$ 31,948	$ 28